UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

    NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                    Investment Company Act File No. 811-21252

             BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC (the "Fund")

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                               Name of Registrant

                           ONE BRYANT PARK, 28TH FLOOR
                               NEW YORK, NY 10036

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                      Address of Principal Executive Office

         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act").

(1) Title of class of securities to be redeemed:

         Limited Liability Company Interests ("Interests")

(2) Date on which the securities are to be redeemed:

         April 1, 2009

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

         The Interests are to be redeemed pursuant to Section 3.6(d) of the Fund's Amended and Restated Limited Liability Company Agreement, which provides that the Fund may repurchase Interests if, among other things, representations and warranties made by a member in connection with the acquisition of an Interest have ceased to be true.

(4) If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

         The Fund intends to redeem 8.62% of its outstanding Interests, having an estimated net asset value of $7,318,599.89, representing all of the outstanding Interests held by members of the Fund whose representations and warranties made in connection with the acquisition of an Interest have been determined to have ceased to be true.

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                                    SIGNATURE

         Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 27 day of February 2009.

                                     BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC


                                     By:      /s/  Steven L. Suss
                                         -------------------------------
                                     Name:  Steven L. Suss
                                     Title: Chief Financial Officer